Financial Instruments - Disclosure of credit quality of financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	€ 41,645	€ 23,912
OTHER ASSETS	1,109	11,988
CASH AND CASH EQUIVALENTS	126,080	289,430
Receivables from governmental institutions (AAA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	205	757
Receivables from governmental institutions (AA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	11,535	3,620
OTHER ASSETS	0	151
Receivables from governmental institutions (A-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	0
AA
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	0
CASH AND CASH EQUIVALENTS	17,581	11,557
A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	4,861
OTHER ASSETS	0	11,296
CASH AND CASH EQUIVALENTS	108,253	272,719
Counterparties without external credit rating or rating below A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	29,905	14,674
OTHER ASSETS	1,109	541
CASH AND CASH EQUIVALENTS	€ 245	€ 5,154